Commitment and Contingencies - Legal Proceedings (Details)	12 Months Ended
Dec. 31, 2021 lawsuit
Legal Proceedings
Number of lawsuits filed	45
Number of claims not resulted lawsuit yet	42
INDIANA
Legal Proceedings
Number of lawsuits filed	20
INDIANA | Product Lability
Legal Proceedings
Number of lawsuits filed	1
DELAWARE
Legal Proceedings
Number of lawsuits filed	15
DELAWARE | Loss of Consortium
Legal Proceedings
Number of lawsuits filed	2
MARYLAND
Legal Proceedings
Lawsuits dismissed	2
Lawsuits refiled	1
OHIO
Legal Proceedings
Number of lawsuits filed	1
NORTH CAROLINA
Legal Proceedings
Number of lawsuits filed	1
MICHIGAN
Legal Proceedings
Number of lawsuits filed	1
COLORADO
Legal Proceedings
Number of lawsuits filed	1
OREGON
Legal Proceedings
Number of lawsuits filed	1
KENTUCKY
Legal Proceedings
Number of lawsuits filed	1